RISK MANAGEMENT - Trading derivatives (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure Of Financial Risk Management Explanatory [Line Items]
Trading assets			$ 768,686	$ 328,392
Trading liabilities	$ 249.7		811,305	298,665	[2]
Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount			31,237,110	29,015,306
Trading liabilities			811,305	298,665
Trading Derivatives | Central counterparties [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount			1,977,284	5,324,037
Trading liabilities			32
Trading Derivatives
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount			34,950,958	31,835,928
Trading assets			768,686	328,392
Trading Derivatives | Central counterparties [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Notional Amount			$ 5,997,311	$ 4,558,472

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.